Right-of-Use Assets and Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Cash outflow for leases	$ 0.3	$ 0.2	$ 0.1